GLENBROOK LIFE AND ANNUITY COMPANY
                           Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062

                         Direct Dial Number 847.402.7366
                             Facsimile 847.402.3781
                            E-Mail lwi2m@allstate.com

LISETTE S. WILLEMSEN
ASSISTANT COUNSEL

                                                              May 3, 2004

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re:      Glenbrook   Life   Multi-Manager   Variable   Account   ("Registrant")
          Post-Effective Amendment No. 5 to Form N-4 Registration Statement Files Nos. 333-55306 and 811-07541
          CIK No. 0001007285
          Rule 497 Filing

Commissioners:

On behalf of Glenbrook Life and Annuity Company ("Company") and the Registrant, we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectuses and Statements of Additional Information for the variable annuity contracts offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement. The registration statement was filed electronically with the Commission on April 16, 2004.

Please direct any question or comment to me at the number above.

Sincerely,



/s/ LISETTE S. WILLEMSEN
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Lisette S. Willemsen